Offerings	Jul. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes Due 2027
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	0.99997
Maximum Aggregate Offering Price	$ 1,149,965,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 169,734.91
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form S-3 (File No. 333-260437) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes Due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99914
Maximum Aggregate Offering Price	$ 999,140,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,473.06
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form S-3 (File No. 333-260437) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes Due 2032
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99707
Maximum Aggregate Offering Price	$ 648,095,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 95,658.9
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form S-3 (File No. 333-260437) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes Due 2035
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1.00224
Maximum Aggregate Offering Price	$ 701,568,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,551.44
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form S-3 (File No. 333-260437) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.